Post Employment Benefits - Schedule of Amounts Charged to Consolidated Income Statement for Group's Defined Benefit Post Employment Plans and Consolidated Statement of Comprehensive Income (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of net defined benefit liability (asset) [line items]
Charge to operating profit	£ (3,691)	£ (3,559)	£ (2,841)
Charge before taxation(i)	(3,740)	(3,559)	(2,858)
Other comprehensive income/(loss)	276	(651)	(109)
Post employment plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost and administrative expenses	(123)	(133)	(112)
Past service gains	33	14	1
Gains on curtailments and settlements	6	10	1
Charge to operating profit	(84)	(109)	(110)
Net finance charge in respect of post employment plans	(11)	(25)	(5)
Charge before taxation(i)	(95)	(134)	(115)
Actual returns less amounts included in finance income	312	973	61
Experience (losses)/gains	(30)	58	91
Changes in financial assumptions	108	(466)	(1,066)
Changes in demographic assumptions	69	86	62
Other comprehensive income/(loss)	459	651	(852)
Changes in the surplus restriction	(2)	1
Total other comprehensive income/(loss)	£ 457	£ 652	£ (852)